Long-term Borrowings in relation to the Headquarters Project - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings	$ 46,469	$ 11,027
Loan Agreement | Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Principal amount of loan | ¥			¥ 1,270,000,000
Repayment term of loan	repayable from 2028 to 2043
Interest rate term of loan	The bearing interest rate of the long-term borrowings is based on loan prime rate published by the People's Bank of China minus 95 basis points.
Long-term borrowings	$ 46,500
Beginning due date of loan	Dec. 31, 2028
Security amount of loan	$ 161,400
Loan Agreement | Shanghai Pudong Development Bank | Prime Rate
Debt Instrument [Line Items]
Interest rate percentage of loan		0.95%